Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,271,000.00
Previously Paid Amount	0.00
Total Fee Amount	175.53
Total Offset Amount	0.00
Net Fee	175.53
Narrative - Max Aggregate Offering Price	$ 1,271,000.00
Final Prospectus	true